Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	5,971,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 3 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.88	$ 15.54	$ 22.96	$ 29.16
Number of Exercisable Options (in shares)	2,565,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 29 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 18.25	$ 21.35	$ 29.76
Range Of Exercise Prices [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	0
Range of Exercise Prices, upper limit (USD per share)	$ 4.99
Number of Outstanding Options (in shares)	2,496,000
Outstanding Options, Weighted-Average Remaining Life (Years)	9 years 2 months 23 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 3.98
Number of Exercisable Options (in shares)	0
Exercisable Options, Weighted-Average Remaining Life (Years)	0 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 0.00
Range Of Exercise Prices One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	5.00
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Number of Outstanding Options (in shares)	1,788,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 3 months 23 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 9.00
Number of Exercisable Options (in shares)	1,108,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 8 months 31 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 9.20
Range Of Exercise Prices Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Number of Outstanding Options (in shares)	693,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 2 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Number of Exercisable Options (in shares)	462,000
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 2 months 19 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 10.18
Range Of Exercise Prices Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 24.99
Number of Outstanding Options (in shares)	280,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 7 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
Number of Exercisable Options (in shares)	280,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 9 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
Range Of Exercise Prices Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	25.00
Range of Exercise Prices, upper limit (USD per share)	$ 29.99
Number of Outstanding Options (in shares)	348,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 5 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
Number of Exercisable Options (in shares)	349,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 5 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
Range Of Exercise Prices Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	30.00
Range of Exercise Prices, upper limit (USD per share)	$ 34.99
Number of Outstanding Options (in shares)	94,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 4 months 13 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 34.42
Number of Exercisable Options (in shares)	94,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 4 months 13 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 34.42
Range Of Exercise Prices Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	40.00
Range of Exercise Prices, upper limit (USD per share)	$ 44.99
Number of Outstanding Options (in shares)	257,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 9 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 43.99
Number of Exercisable Options (in shares)	257,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 9 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 43.99
Range Of Exercise Prices Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	50.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99
Number of Outstanding Options (in shares)	15,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 11 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76
Number of Exercisable Options (in shares)	15,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76